LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Claims Outstanding - Not expired at year end [Member] - Participating Life Insurance Contract [Member] - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Claims outstanding
Gross claims outstanding at 1 January		£ 254	£ 225
Cash paid for claims settled in the year		(300)	(306)
Increase/(decrease) in liabilities charged to the income statement	[1]	287	335
		(13)	29
Gross claims outstanding at 31 December		241	254
Net claims outstanding at 31 December		241	254
Notified claims		128	170
Incurred but not reported		£ 113	£ 84

[1]	Of which an increase of 335 million (2018: 367 million) was in respect of current year claims and a decrease of 48 million (2018: a decrease of 32 million) was in respect of prior year claims.